Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2019
RAW MATERIALS AND CONSUMABLES USED.
Raw Materials and Consumables Used

29.  RAW MATERIALS AND CONSUMABLES USED.

The detail of raw materials and consumables used for the years ended December 31, 2019, 2018 and 2017, is as follows:

	For the years ended December 31,
	2019	2018	2017
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(835,284,742)	(747,646,603)	(902,434,871)
Fuel consumption	(230,944,415)	(231,028,169)	(280,739,362)
Gas	(134,127,365)	(140,145,010)	(170,456,730)
Oil	(3,326,061)	(11,146,001)	(21,227,747)
Coal	(93,490,989)	(79,737,158)	(89,054,885)
Transportation costs	(196,848,788)	(166,875,801)	(155,879,249)
Gas sales costs	(74,998,608)	(80,477,713)	(75,662,185)
Other raw materials and consumables	(83,128,698)	(66,148,830)	(100,071,254)
Total	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)